Related Party (Tables)	6 Months Ended
Jun. 30, 2016
Related Party (Tables) [Abstract]
Related Party Disclosure Tables [Text Block]
Service Agreements, Lease Agreements and Products
	For the six months endedJune 30, 2016		For the six months endedJune 30, 2015		June 30, 2016		December 31, 2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	101	12.047	97	10.388	70	4.743	422	3.185
Fresenius SE affiliates	1.700	42.307	3.784	37.869	648	2.175	2.104	4.079
Equity method investees	8.392	-	8.021	-	616	-	10.180	-
Total	$10.193	$54.354	$11.902	$48.257	$1.334	$6.918	$12.706	$7.264

Lease Agreements
Fresenius SE	-	5.206	-	4.741	-	-	-	-
Fresenius SE affiliates	-	7.595	-	7.320	-	-	-	-
Total	$-	$12.801	$-	$12.061	$-	$-	$-	$-

Products
Fresenius SE	2	-	4	-	-	-	-	-
Fresenius SE affiliates	12.879	18.758	13.247	18.706	8.587	5.141	8.774	3.768
Equity method investees	-	182.820	-	54.259	-	34.583	-	8.253
Total	$12.881	$201.578	$13.251	$72.965	$8.587	$39.724	$8.774	$12.021